SCHEDULE OF FAIR VALUE DERIVATIVE LIABILITIES ON RECURRING BASIS (Details) - Derivative [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance
Additions	996,598
Total (gains) or losses (realized/unrealized)	(103,335)
Included in operations
Ending Balance	$ 893,263